CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ 5,640	$ (2,339)	$ (223)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share based compensation to employees	1,436	1,148	898
Depreciation and amortization	2,289	1,223	799
Net Loss from sale of fixed asset	27		103
Severance pay, net	(25)	74	(47)
Operating lease right-of-use asset	1,076	551
Increase in trade receivables, net	(330)	(383)	(6,096)
Operating lease long-term-liabilities	(1,125)	(466)
Increase in other accounts receivable, long term receivable and prepaid expenses	(17)	(284)	(192)
Decrease in costs and estimated earnings in excess of billings			995
Decrease (increase) in contract assets	513	(370)	(899)
Increase (Decrease) in contract liabilities	36	(170)	366
Increase in inventories	(12,820)	(6,613)	(3,865)
Increase in trade payables	1,872	1,439	2,610
Increase in other accounts payable, accrued expenses, long term liabilities and advances from customers	5,042	2,729	1,693
Net cash provided by (used in) operating activities from continuing operations	3,614	(3,461)	(3,858)
Cash flows from investing activities:
Purchase of property, plant and equipment	(4,853)	(4,092)	(899)
Construction-in-process	(94)	(459)	(308)
Consideration from fixed asset sale			254
Disposal of discontinued operations		(526)
Increase (decrease) in long-term receivables and deposits	17	(56)	5
Net cash used in investing activities from continuing operations	(4,930)	(5,133)	(948)
Cash flows from financing activities:
Issuance of Ordinary shares, net	23,534	1,500	12,252
Exercise of warrants			800
Short-term loan	504
Transaction with non-controlling interest		(534)	(254)
Net cash provided by financing activities from continuing operations	24,038	966	12,798
Net cash provided by operating activities from discontinued operations			1,186
Net cash used in investing activities from discontinued operations			(2)
Effect of exchange rate changes of discontinued operation on cash and cash equivalents			(420)
Increase (decrease) in cash and cash equivalents and restricted cash	22,722	(7,628)	8,756
Cash and cash equivalents and restricted cash at the beginning of the year	14,134	21,762	13,006
Cash and cash equivalents and restricted cash at the end of the year	36,856	14,134	21,762
Less cash and cash equivalents of discontinued operation at the end of the year			526
Cash and cash equivalents of continued operation at the end of the year	36,856	14,134	21,236
(a) Supplemental disclosures of cash flow activities:
Net cash paid during the year for: Income taxes	27	17	17
Net cash paid during the year for: Interest			18
(b) Non-cash transactions
Transfer of inventory to property, plant and equipment	1,194	595	530
Purchase of property, plant and equipment in credit	$ 1,068	$ 572	$ 136